STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 82,993,691	$ 95,579,179
Net Assets	82,993,691	95,579,179
NET ASSETS, representing:
Equity of contract owners	56,909,333	68,738,863
Equity of The Prudential Insurance Company of America	26,084,358	26,840,316
Net Assets	$ 82,993,691	$ 95,579,179
Portfolio shares held (in shares)	1,838,524	1,838,524
Portfolio net asset value per share (in dollars per share)	$ 45.14	$ 51.99
Contract owner units outstanding (in shares)	18,328,956	19,067,779